DFA INVESTMENT DIMENSIONS GROUP INC.

Enhanced U.S. Large Company Portfolio
U.S. Large Cap Equity Portfolio
U.S. Large Cap Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
Global Small Company Portfolio
International Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
World Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Emerging Markets Portfolio
Emerging Markets Value Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Core Equity Portfolio
LWAS/DFA International High Book to Market Portfolio

DIMENSIONAL INVESTMENT GROUP INC.
U.S. Large Company Portfolio
DFA International Value Portfolio
LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The purpose of this Supplement is to update the Statements of Additional Information ("SAIs") dated February 28, 2017, as amended, of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc. (each, a "Fund" and collectively, the "Funds"), to incorporate changes to the officers of the Funds.  In addition, the Supplement incorporates information regarding a new disinterested Director appointed to the Board of Directors of each Fund, effective June 1, 2017.  Accordingly, the SAIs are revised as follows:
(1) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG –Since 1981; DIG – Since 1992
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, DIG and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC. Director of Dimensional Fund Advisors Ltd. (since 2002), DFA Australia Limited (since 1994), Dimensional Advisors Ltd. (since 2012), Dimensional Funds plc (since 2006) and Dimensional Funds II plc (since 2006).  Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Director and President of Dimensional Japan Ltd. (since 2012). Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since 2010). Trustee, University of Chicago (since
			123 portfolios in 4 investment companies	None

2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014) and Limited Partner, VSC Investors, LLC (2007 to 2015).
 (2) The table included under the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:
Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001
Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited.  Director, Vice President and Assistant Secretary of Dimensional Fund Advisors Canada ULC.

David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer (since 2017), and formerly, Vice President (October 2007 to 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

Stephen A. Clark 1972	Executive Vice President	Since 2017
Executive Vice President (since March 2017) and formerly, Vice President (2004 to March 2017), of all the DFA Entities. Director and Vice President (since February 2016) of Dimensional Japan Ltd.  President and Director (since February 2016) of Dimensional Fund Advisors Canada ULC. Vice President (since April 2008) and Director (since October 2016) of DFA Australia Limited.  Director (since April 2016) of Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd., and Dimensional Hong Kong Limited.  Vice President (since June 2016) of Dimensional Fund Advisors Pte. Ltd.  Head of Global Institutional Services (since January 2014) for Dimensional Fund Advisors LP. Formerly, Vice President (December 2010 – February 2016) of Dimensional Fund Advisors Canada ULC; and Head of Institutional, North America (March 2012 to December 2013) for Dimensional Fund Advisors LP.

Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004
Vice President and Global Chief Compliance Officer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.  Chief Compliance Officer and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC (since October 2006 and March 2015, respectively), Chief Compliance Officer of Dimensional Fund Advisors Pte. Ltd. (since October 2012) and Dimensional Japan Ltd. (since February 2017).  Formerly, Vice President and Global Chief Compliance Officer (October 2010 – 2014) for Dimensional SmartNest (US) LLC.

(Michael) Sam Gilliland 1962	Executive Vice President	Since 2017
Executive Vice President and Chief Operating Officer of the DFA Fund Complex (since March 2017).  Executive Vice President (since February 2017), Senior Advisor and Chief Operating Officer (since February 2016) of Dimensional Funds Advisors LP, Dimensional Holdings Inc. and Dimensional Investment LLC.  Executive Vice President (since February 2017) of DFA Securities LLC.  Director of Dimensional Advisors Ltd. (since February 2017), Dimensional Hong Kong Limited (since February 2017) and DFA Australia Limited (since October 2016).  Formerly, Consultant for MSG Consulting (August 2013 – February 2017), and Chairman and Chief Executive Officer of Sabre Holdings (December 2003 – August 2013).

Gregory K. Hinkle 1958	Vice President, Chief Financial Officer, and Treasurer	Since 2015
Vice President, Chief Financial Officer, and Treasurer of all the DFA Entities.  Chief Financial Officer, Treasurer and Vice President of Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., Dimensional Hong Kong Limited, Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC, Dimensional Fund Advisors Pte. Ltd and DFA Australia Limited.  Director (since August 2016) for Dimensional Funds plc and Dimensional Funds II plc. Formerly, interim Chief Financial Officer and interim Treasurer  of all the DFA Entities (April 2016 – September 2016); interim Chief Financial Officer and interim Treasurer (April 2016 – July 2016) of Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd, Dimensional Hong Kong Limited, Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC; Controller

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

(August 2015 – September 2016) of all the DFA Entities; Controller (August 2015 – July 2016) Dimensional Fund Advisors LP; Vice President of T. Rowe Price Group, Inc. and Director of Investment Treasury and Treasurer of the T. Rowe Price Funds (March 2008 – July 2015).

Jeff J. Jeon 1973	Vice President and Assistant Secretary	Vice President since 2004 and Assistant Secretary since 2017	Vice President and Assistant Secretary (since 2004 and March 2017, respectively) of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Catherine L. Newell 1964	President and General Counsel	Since 2017
President and General Counsel (since March 2017), and formerly, Vice President and Secretary (1997 and 2000, respectively, to March 2017), of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively).  Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003), Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd (since February 2012), Dimensional Advisors Ltd (since March 2012) and Dimensional Fund Advisors Pte. Ltd. (since June 2012).  Director of Dimensional Funds plc and Dimensional Funds II plc (since 2002 and 2006, respectively).  Director of Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since August 2012 and July 2012).  Formerly, Vice President and Secretary (October 2010 – November 2014) of Dimensional SmartNest (US) LLC.

Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013	Vice President and Deputy Chief Compliance Officer of all the DFA Entities. Deputy Chief Compliance Officer (since December 2012) of Dimensional Fund Advisors LP.
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017	Vice President and Secretary (since 2010 and March 2017, respectively) of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd., and Dimensional Fund Advisors Canada ULC (since April 2016).
Gerard K. O'Reilly 1976	Executive Vice President and Co-Chief Investment Officer	Executive Vice President since 2017 and Co-Chief Investment Officer since 2014
Executive Vice President and Co-Chief Investment Officer (since March 2017 and June 2014, respectively), and formerly, Vice President (January 2007 to March 2017), of all the DFA Entities and Dimensional Fund Advisors Canada ULC. Co-Chief Investment Officer (since February 2016) of Dimensional Japan Ltd.  Co-Chief Investment Officer (since April 2014) of Dimensional Fund Advisors Canada ULC, DFA Australia Limited, DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC. Director (since August 2014) of Dimensional Funds plc and Dimensional Fund II plc.

(3) Effective June 1, 2017, the third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of each Fund is comprised of two interested Directors and seven disinterested Directors.
(4) Effective June 1, 2017, the following is added to the "Disinterested Directors" table in the "Directors and Officers—Directors" section of the SAI following the information for George M. Constantinides:

Douglas W. Diamond University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	DFAIDG – Since June 2017; DIG – Since June 2017
Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990).  Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).
			123 portfolios in 4 investment companies	None
(5) Effective June 1, 2017, the second footnote to the "Disinterested Directors" and "Interested Directors" tables in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
Each disinterested Director (excluding Douglas W. Diamond) currently also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.
(6) Effective June 1, 2017, the following is added to the "Disinterested Directors" section of the share ownership table in the "Directors and Officers—Directors" section of the SAI following the information for George M. Constantinides:
Douglas W. Diamond	None	None
(7) Effective June 1, 2017, the following is added to the end of the paragraph preceding the Director compensation table in the "Directors and Officers—Directors" section of the SAI:
Mr. Diamond was appointed to each Board of the DFA Fund Complex effective June 1, 2017.  Accordingly, he did not receive any compensation for the fiscal year ended October 31, 2016.
The date of this Supplement is April 12, 2017

DIMENSIONAL INVESTMENT GROUP INC.
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio
U.S. Large Cap Value Portfolio II
U.S. Large Cap Value Portfolio III
DFA International Value Portfolio II
DFA International Value Portfolio III
DFA International Value Portfolio IV
Tax-Managed U.S. Marketwide Value Portfolio II
Emerging Markets Portfolio II

SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The purpose of this Supplement is to update the Statements of Additional Information ("SAIs") dated February 28, 2017, as amended, of the portfolios listed above, each a series of Dimensional Investment Group Inc. (the "Fund"), to incorporate changes to the officers of the Fund.  In addition, the Supplement incorporates information regarding a new disinterested Director appointed to the Board of Directors of the Fund, effective June 1, 2017.  Accordingly, the SAIs are revised as follows:
(1) The information regarding David G. Booth in the "Interested Directors" table in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1992
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFA Investment Dimensions Group Inc. ("DFAIDG"), DIG and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC. Director of Dimensional Fund Advisors Ltd. (since 2002), DFA Australia Limited (since 1994), Dimensional Advisors Ltd. (since 2012), Dimensional Funds plc (since 2006) and Dimensional Funds II plc (since 2006).  Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Director and President of Dimensional Japan Ltd. (since 2012). Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since 2010). Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014) and Limited Partner, VSC Investors, LLC (2007 to 2015).
			123 portfolios in 4 investment companies	None
(2) The table included under the "Directors and Officers—Officers" section of the SAI is deleted in its entirety and replaced with the following:
Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001
Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited.  Director, Vice President and Assistant Secretary of

1

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Dimensional Fund Advisors Canada ULC.
David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer (since 2017), and formerly, Vice President (October 2007 to 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

Stephen A. Clark 1972	Executive Vice President	Since 2017
Executive Vice President (since March 2017) and formerly, Vice President (2004 to March 2017), of all the DFA Entities. Director and Vice President (since February 2016) of Dimensional Japan Ltd.  President and Director (since February 2016) of Dimensional Fund Advisors Canada ULC. Vice President (since April 2008) and Director (since October 2016) of DFA Australia Limited.  Director (since April 2016) of Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd., and Dimensional Hong Kong Limited.  Vice President (since June 2016) of Dimensional Fund Advisors Pte. Ltd.  Head of Global Institutional Services (since January 2014) for Dimensional Fund Advisors LP. Formerly, Vice President (December 2010 – February 2016) of Dimensional Fund Advisors Canada ULC; and Head of Institutional, North America (March 2012 to December 2013) for Dimensional Fund Advisors LP.

Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004
Vice President and Global Chief Compliance Officer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.  Chief Compliance Officer and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC (since October 2006 and March 2015, respectively), Chief Compliance Officer of Dimensional Fund Advisors Pte. Ltd. (since October 2012) and Dimensional Japan Ltd. (since February 2017).  Formerly, Vice President and Global Chief Compliance Officer (October 2010 – 2014) for Dimensional SmartNest (US) LLC.

(Michael) Sam Gilliland 1962	Executive Vice President	Since 2017
Executive Vice President and Chief Operating Officer of the DFA Fund Complex (since March 2017).  Executive Vice President (since February 2017), Senior Advisor and Chief Operating Officer (since February 2016) of Dimensional Funds Advisors LP, Dimensional Holdings Inc. and Dimensional Investment LLC.  Executive Vice President (since February 2017) of DFA Securities LLC.  Director of Dimensional Advisors Ltd. (since February 2017), Dimensional Hong Kong Limited (since February 2017) and DFA Australia Limited (since October 2016).  Formerly, Consultant for MSG Consulting (August 2013 – February 2017), and Chairman and Chief Executive Officer of Sabre Holdings (December 2003 – August 2013).

Gregory K. Hinkle 1958	Vice President, Chief Financial Officer, and Treasurer	Since 2015
Vice President, Chief Financial Officer, and Treasurer of all the DFA Entities.  Chief Financial Officer, Treasurer and Vice President of Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., Dimensional Hong Kong Limited, Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC, Dimensional Fund Advisors Pte. Ltd and DFA Australia Limited.  Director (since August 2016) for Dimensional Funds plc and Dimensional Funds II plc. Formerly, interim Chief Financial Officer and interim Treasurer  of all the DFA Entities (April 2016 – September 2016); interim Chief Financial Officer and interim Treasurer (April 2016 – July 2016) of Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd, Dimensional Hong Kong Limited, Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC; Controller (August 2015 – September 2016) of all the DFA Entities; Controller (August 2015 – July 2016) Dimensional Fund Advisors LP; Vice President of T. Rowe Price Group, Inc. and Director of Investment Treasury and Treasurer of the T. Rowe Price Funds (March 2008 – July 2015).

Jeff J. Jeon 1973	Vice President and Assistant Secretary	Vice President since 2004 and Assistant Secretary since 2017	Vice President and Assistant Secretary (since 2004 and March 2017, respectively) of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Catherine L. Newell 1964	President and General Counsel	Since 2017
President and General Counsel (since March 2017), and formerly, Vice President and Secretary (1997 and 2000, respectively, to March 2017), of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively).  Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003), Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd (since February 2012), Dimensional Advisors Ltd (since March 2012) and Dimensional Fund Advisors Pte. Ltd. (since June 2012).  Director of Dimensional Funds plc and Dimensional Funds II plc (since 2002 and 2006, respectively).  Director of Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since August 2012 and July 2012).  Formerly, Vice President and Secretary (October 2010 – November 2014) of Dimensional SmartNest (US) LLC.

Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013	Vice President and Deputy Chief Compliance Officer of all the DFA Entities. Deputy Chief Compliance Officer (since December 2012) of Dimensional Fund Advisors LP.
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017	Vice President and Secretary (since 2010 and March 2017, respectively) of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd., and Dimensional Fund Advisors Canada ULC (since April 2016).
Gerard K. O'Reilly 1976	Executive Vice President and Co-Chief Investment Officer	Executive Vice President since 2017 and Co-Chief Investment Officer since 2014
Executive Vice President and Co-Chief Investment Officer (since March 2017 and June 2014, respectively), and formerly, Vice President (January 2007 to March 2017), of all the DFA Entities and Dimensional Fund Advisors Canada ULC. Co-Chief Investment Officer (since February 2016) of Dimensional Japan Ltd.  Co-Chief Investment Officer (since April 2014) of Dimensional Fund Advisors Canada ULC, DFA Australia Limited, DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC. Director (since August 2014) of Dimensional Funds plc and Dimensional Fund II plc.

(3) Effective June 1, 2017, the third sentence under the "Directors and Officers— Directors—Organization of the Board" section of the SAI is deleted in its entirety and replaced with the following:
The Board of Directors of the Fund is comprised of two interested Directors and seven disinterested Directors.
(4) Effective June 1, 2017, the following is added to the "Disinterested Directors" table in the "Directors and Officers—Directors" section of the SAI following the information for George M. Constantinides:
Douglas W. Diamond University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since June 2017
Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990).  Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).
			123 portfolios in 4 investment companies	None
(5) Effective June 1, 2017, the second footnote to the "Disinterested Directors" and "Interested Directors" tables in the "Directors and Officers—Directors" section of the SAI is deleted in its entirety and replaced with the following:
3

Each disinterested Director (excluding Douglas W. Diamond) currently also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.
(6) Effective June 1, 2017, the following is added to the "Disinterested Directors" section of the share ownership table in the "Directors and Officers—Directors" section of the SAI following the information for George M. Constantinides:
Douglas W. Diamond	None	None
(7) Effective June 1, 2017, the following is added to the end of the paragraph preceding the Director compensation table in the "Directors and Officers—Directors" section of the SAI:
Mr. Diamond was appointed to each Board of the DFA Fund Complex effective June 1, 2017.  Accordingly, he did not receive any compensation for the fiscal year ended October 31, 2016.
The date of this Supplement is April 12, 2017
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